Retirement Plans - Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Discount rate on benefit obligation	2.74%	2.39%	3.13%
Long-term rate of return on plan assets	3.84%	4.44%	4.96%
Rate of compensation increase	0.00%	0.00%	0.00%
Discount rate on benefit obligation	2.39%	3.13%	4.14%
Long-term rate of return on plan assets	4.44%	4.96%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%